Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
State	$ 271,385	$ 60,810
Total current	271,385	60,810
Deferred:
Federal	(133,337)	73,897
State	(21,045)	(7,838)
Total Deferred	(154,382)	66,059
Net provision	$ 117,003	$ 126,869